OTHER INFORMATION (Details 2)	6 Months Ended
Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	50.93%
Plan duration (years)	5 years
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield
Minimums [Member]
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	49.62%
Plan duration (years)	5 years 6 months
Maximums [Member]
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	52.40%
Plan duration (years)	7 years